Business and Credit Concentrations (Tables)	12 Months Ended
Dec. 31, 2020
Business and Credit Concentrations
Amount due from Customers, Percent of Outstanding Accounts Receivable

Each amount due from the following customers represented more than 10% of the outstanding accounts receivable on December 31, 2020 and 2019.

Percentage of accounts receivable outstanding
December 31, 2020

Hunan Wujo Hi-Tech Materials Co., Ltd.	25.7%

Hunan Hori New Materials Co., Ltd.	24.8%

Percentage of accounts receivable outstanding
December 31, 2019

Hunan Hori New Materials Co., Ltd.	19.3%

Eternal Electronic (Suzhou) Co., Ltd.	15.1%

Percentage of Total Purchases from Vendors

The following are the vendors that supplied 10% or more of our raw materials for each of the year ended December 31, 2020, 2019 and 2018:

		Percentage of total purchases ()%
Supplier	Item	2020	2019	2018
Sinopec Yizheng Chemical Fibre Company Limited	PET resin and Additives	48.1%	58.3%	43.3%
Hefei Lucky Technology Industry Co., LTD. Jiangyin Branch	PET resin and Additives	6.2%	10.3%	0.1%
PetroChina Co Ltd North China chemical sales branch	PET resin and Additives	—	—	30.3%
Weifang Power Supply Company.	Electric power	10.4%	8.3%	8.4%